Exhibit 99.1

World Omni Auto Receivables Trust 2019-B

Monthly Servicer Certificate

September 30, 2019

Dates Covered
Collections Period	09/01/19 - 09/30/19
Interest Accrual Period	09/16/19 - 10/14/19
30/360 Days	30
Actual/360 Days	29
Distribution Date	10/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/19	721,067,149.63	33,755
Yield Supplement Overcollateralization Amount 08/31/19	36,510,054.18	0
Receivables Balance 08/31/19	757,577,203.81	33,755
Principal Payments	22,465,512.65	606
Defaulted Receivables	999,323.50	35
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/19	34,879,822.54	0
Pool Balance at 09/30/19	699,232,545.12	33,114

Pool Statistics	$ Amount	# of Accounts
Pool Factor	83.47%
Prepayment ABS Speed	1.35%
Aggregate Starting Principal Balance	879,483,109.18	36,170

Delinquent Receivables:
Past Due 31-60 days	3,628,459.31	162
Past Due 61-90 days	932,047.89	43
Past Due 91-120 days	320,488.50	19
Past Due 121+ days	0.00	0
Total	4,880,995.70	224

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.66%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.17%
Delinquency Trigger Occurred	NO

Recoveries	491,671.11
Aggregate Net Losses/(Gains) - September 2019	507,652.39
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.80%
Prior Net Losses Ratio	0.78%
Second Prior Net Losses Ratio	0.25%
Third Prior Net Losses Ratio	0.28%
Four Month Average	0.53%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.17%

Overcollateralization Target Amount	8,041,174.27
Actual Overcollateralization	8,041,174.27
Weighted Average APR	4.11%
Weighted Average APR, Yield Adjusted	6.43%
Weighted Average Remaining Term	57.69

Flow of Funds	$ Amount

Collections	25,512,742.13
Investment Earnings on Cash Accounts	9,793.86
Servicing Fee	(631,314.34)
Transfer to Collection Account	-
Available Funds	24,891,221.65

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,464,060.43
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,345.00
(5) Noteholders' Second Priority Principal Distributable Amount	1,092,332.29
(6) Class C Interest	31,436.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,450,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,041,174.27
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,752,873.41

Total Distributions of Available Funds	24,891,221.65

Servicing Fee	631,314.34
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	790,700,000.00
Original Class B	24,900,000.00
Original Class C	12,450,000.00

Total Class A, B, & C
Note Balance @ 09/16/19	712,774,877.41
Principal Paid	21,583,506.56
Note Balance @ 10/15/19	691,191,370.85

Class A-1
Note Balance @ 09/16/19	55,724,877.41
Principal Paid	21,583,506.56
Note Balance @ 10/15/19	34,141,370.85
Note Factor @ 10/15/19	19.9657139%

Class A-2
Note Balance @ 09/16/19	268,940,000.00
Principal Paid	0.00
Note Balance @ 10/15/19	268,940,000.00
Note Factor @ 10/15/19	100.0000000%

Class A-3
Note Balance @ 09/16/19	268,940,000.00
Principal Paid	0.00
Note Balance @ 10/15/19	268,940,000.00
Note Factor @ 10/15/19	100.0000000%

Class A-4
Note Balance @ 09/16/19	81,820,000.00
Principal Paid	0.00
Note Balance @ 10/15/19	81,820,000.00
Note Factor @ 10/15/19	100.0000000%

Class B
Note Balance @ 09/16/19	24,900,000.00
Principal Paid	0.00
Note Balance @ 10/15/19	24,900,000.00
Note Factor @ 10/15/19	100.0000000%

Class C
Note Balance @ 09/16/19	12,450,000.00
Principal Paid	0.00
Note Balance @ 10/15/19	12,450,000.00
Note Factor @ 10/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,554,841.68
Total Principal Paid	21,583,506.56
Total Paid	23,138,348.24

Class A-1
Coupon	2.54330%
Interest Paid	114,167.43
Principal Paid	21,583,506.56
Total Paid to A-1 Holders	21,697,673.99

Class A-2
Coupon	2.63000%
Interest Paid	589,426.83
Principal Paid	0.00
Total Paid to A-2 Holders	589,426.83

Class A-3
Coupon	2.59000%
Interest Paid	580,462.17
Principal Paid	0.00
Total Paid to A-3 Holders	580,462.17

Class A-4
Coupon	2.64000%
Interest Paid	180,004.00
Principal Paid	0.00
Total Paid to A-4 Holders	180,004.00

Class B
Coupon	2.86000%
Interest Paid	59,345.00
Principal Paid	0.00
Total Paid to B Holders	59,345.00

Class C
Coupon	3.03000%
Interest Paid	31,436.25
Principal Paid	0.00
Total Paid to C Holders	31,436.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.8777147
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.0654629
Total Distribution Amount	27.9431776

A-1 Interest Distribution Amount	0.6676458
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	126.2193366
Total A-1 Distribution Amount	126.8869824

A-2 Interest Distribution Amount	2.1916667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	2.1916667

A-3 Interest Distribution Amount	2.1583333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.1583333

A-4 Interest Distribution Amount	2.2000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2000000

B Interest Distribution Amount	2.3833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.3833333

C Interest Distribution Amount	2.5250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.5250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	50.61
Noteholders' Third Priority Principal Distributable Amount	576.83
Noteholders' Principal Distributable Amount	372.56

Account Balances	$ Amount

Reserve Account
Balance as of 09/16/19	2,075,325.29
Investment Earnings	3,465.21
Investment Earnings Paid	(3,465.21)
Deposit/(Withdrawal)	-
Balance as of 10/15/19	2,075,325.29
Change	-

Required Reserve Amount	2,075,325.29